Fair Value Measurements - Reconciliation (Details) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2011		Dec. 31, 2010		Dec. 31, 2009
Derivative assets [Member]
Reconciliation of all assets and liabilities measured at fair value on a recurring basis using significant unobservable inputs Level(3)
Beginning Balance	$ 7,745	[1]	$ 7,863	[2],[3]	$ 2,270	[2]
Merrill Lynch Acquisition					2,307	[2]
Gains (Losses) Included in Earnings	5,199	[1]	8,118	[3]	5,526	[2]
Gross Purchases	1,235	[1]
Gross Sales	(1,553)	[1]
Gross Settlements	(7,779)	[1]
Purchases, Issuances and Settlements			(8,778)	[3]	(7,906)	[2]
Gross Transfers into Level 3	1,199	[1]	1,067	[3]
Gross Transfers out of Level 3	(180)	[1]	(525)	[3]
Transfers into/(out of) Level 3					5,666	[2]
Balance December 31	5,866	[1]	7,745	[1]	7,863	[2],[3]
Available-for-sale debt securities [Member]
Reconciliation of all assets and liabilities measured at fair value on a recurring basis using significant unobservable inputs Level(3)
Beginning Balance	15,873		20,346		18,702
Consolidation of VIEs	0		5,716
Merrill Lynch Acquisition					2,509
Gains (Losses) Included in Earnings	(123)		(1,108)		(1,518)
Gains (Losses) Included in OCI	19		(193)		3,327
Gross Purchases	7,138
Gross Sales	(2,728)
Gross Settlements	(6,377)
Purchases, Issuances and Settlements			(11,946)		(2,488)
Gross Transfers into Level 3	548		3,503
Gross Transfers out of Level 3	(6,338)		(445)
Transfers into/(out of) Level 3					(186)
Balance December 31	8,012		15,873		20,346
Agency [Member]
Reconciliation of all assets and liabilities measured at fair value on a recurring basis using significant unobservable inputs Level(3)
Beginning Balance	4
Gains (Losses) Included in OCI			0
Gross Purchases	14
Gross Sales	(11)
Purchases, Issuances and Settlements			4
Gross Transfers into Level 3	34		0
Gross Transfers out of Level 3	(4)
Balance December 31	37		4
Agency-collateralized mortgage obligations [Member]
Reconciliation of all assets and liabilities measured at fair value on a recurring basis using significant unobservable inputs Level(3)
Beginning Balance	0
Gross Purchases	56
Gross Sales	(56)
Non-Agency Residential MBS [Member]
Reconciliation of all assets and liabilities measured at fair value on a recurring basis using significant unobservable inputs Level(3)
Beginning Balance	1,468		7,216		5,439
Consolidation of VIEs			113
Merrill Lynch Acquisition					2,509
Gains (Losses) Included in Earnings	(158)		(646)		(1,159)
Gains (Losses) Included in OCI	41		(169)		2,738
Gross Purchases	11
Gross Sales	(307)
Gross Settlements	(568)
Purchases, Issuances and Settlements			(6,767)		(4,187)
Gross Transfers into Level 3	373		1,909
Gross Transfers out of Level 3			(188)
Transfers into/(out of) Level 3					1,876
Balance December 31	860		1,468		7,216
Non-Agency Commercial MBS [Member]
Reconciliation of all assets and liabilities measured at fair value on a recurring basis using significant unobservable inputs Level(3)
Beginning Balance	19		258		657
Gains (Losses) Included in Earnings			(13)		(185)
Gains (Losses) Included in OCI			(31)		(7)
Gross Purchases	15
Gross Sales	0
Purchases, Issuances and Settlements			(178)		(155)
Gross Transfers into Level 3	6		71
Gross Transfers out of Level 3			(88)
Transfers into/(out of) Level 3					(52)
Balance December 31	40		19		258
Non-U.S. Securities [Member]
Reconciliation of all assets and liabilities measured at fair value on a recurring basis using significant unobservable inputs Level(3)
Beginning Balance	3		468		1,247
Gains (Losses) Included in Earnings			(125)		(79)
Gains (Losses) Included in OCI			(75)		(226)
Gross Sales	0
Purchases, Issuances and Settlements			(321)		(73)
Gross Transfers into Level 3	88		56
Gross Transfers out of Level 3	(91)		0
Transfers into/(out of) Level 3					(401)
Balance December 31			3		468
Corporate Bond [Member]
Reconciliation of all assets and liabilities measured at fair value on a recurring basis using significant unobservable inputs Level(3)
Beginning Balance	137		927		1,598
Gains (Losses) Included in Earnings	(12)		(3)		(22)
Gains (Losses) Included in OCI	(8)		47		127
Gross Purchases	304
Gross Sales	(17)
Purchases, Issuances and Settlements			(847)		324
Gross Transfers into Level 3	7		32
Gross Transfers out of Level 3	(249)		(19)
Transfers into/(out of) Level 3					(1,100)
Balance December 31	162		137		927
Other taxable securities [Member]
Reconciliation of all assets and liabilities measured at fair value on a recurring basis using significant unobservable inputs Level(3)
Beginning Balance	13,018		9,854		9,599
Consolidation of VIEs			5,603
Gains (Losses) Included in Earnings	26		(296)		(75)
Gains (Losses) Included in OCI	21		44		669
Gross Purchases	3,876
Gross Sales	(2,245)
Gross Settlements	(5,112)
Purchases, Issuances and Settlements			(3,263)		815
Gross Transfers into Level 3	2		1,119
Gross Transfers out of Level 3	(5,321)		(43)
Transfers into/(out of) Level 3					(1,154)
Balance December 31	4,265		13,018		9,854
Tax-exempt securities [Member]
Reconciliation of all assets and liabilities measured at fair value on a recurring basis using significant unobservable inputs Level(3)
Beginning Balance	1,224		1,623		162
Gains (Losses) Included in Earnings	21		(25)		2
Gains (Losses) Included in OCI	(35)		(9)		26
Gross Purchases	2,862
Gross Sales	(92)
Gross Settlements	(697)
Purchases, Issuances and Settlements			(574)		788
Gross Transfers into Level 3	38		316
Gross Transfers out of Level 3	(673)		(107)
Transfers into/(out of) Level 3					645
Balance December 31	2,648		1,224		1,623
Trading Account Assets [Member]
Reconciliation of all assets and liabilities measured at fair value on a recurring basis using significant unobservable inputs Level(3)
Beginning Balance	15,459		21,077		6,733
Consolidation of VIEs			292
Merrill Lynch Acquisition					18,184
Gains (Losses) Included in Earnings	1,068		1,282		(152)
Gross Purchases	8,428
Gross Sales	(11,876)
Gross Settlements	(1,945)
Purchases, Issuances and Settlements			(7,010)		(3,340)
Gross Transfers into Level 3	1,910		3,241
Gross Transfers out of Level 3	(1,589)		(3,357)
Transfers into/(out of) Level 3					(348)
Balance December 31	11,455		15,459		21,077
Corporate securities, trading loans and other [Member]
Reconciliation of all assets and liabilities measured at fair value on a recurring basis using significant unobservable inputs Level(3)
Beginning Balance	7,751	[4]	11,080	[4]	4,540
Consolidation of VIEs			117	[4]
Merrill Lynch Acquisition					7,012
Gains (Losses) Included in Earnings	490	[4]	848	[4]	370
Gross Purchases	5,683	[4]
Gross Sales	(6,664)	[4]
Gross Settlements	(1,362)	[4]
Purchases, Issuances and Settlements			(4,852)	[4]	(2,015)
Gross Transfers into Level 3	1,695	[4]	2,599	[4]
Gross Transfers out of Level 3	(713)	[4]	(2,041)	[4]
Transfers into/(out of) Level 3					1,173
Balance December 31	6,880	[4]	7,751	[4]	11,080	[4]
Equity Securities [Member]
Reconciliation of all assets and liabilities measured at fair value on a recurring basis using significant unobservable inputs Level(3)
Beginning Balance	557		1,084		546
Merrill Lynch Acquisition					3,848
Gains (Losses) Included in Earnings	49		(81)		(396)
Gross Purchases	335
Gross Sales	(362)
Gross Settlements	(140)
Purchases, Issuances and Settlements			(342)		(2,425)
Gross Transfers into Level 3	132		131
Gross Transfers out of Level 3	(27)		(169)
Transfers into/(out of) Level 3					(489)
Balance December 31	544		557		1,084
Non-U.S. sovereign debt [Member]
Reconciliation of all assets and liabilities measured at fair value on a recurring basis using significant unobservable inputs Level(3)
Beginning Balance	243		1,143
Merrill Lynch Acquisition					30
Gains (Losses) Included in Earnings	87		(138)		136
Gross Purchases	188
Gross Sales	(137)
Gross Settlements	(3)
Purchases, Issuances and Settlements			(157)		167
Gross Transfers into Level 3	8		115
Gross Transfers out of Level 3	(44)		(720)
Transfers into/(out of) Level 3					810
Balance December 31	342		243		1,143
Mortgage trading loans and ABS [Member]
Reconciliation of all assets and liabilities measured at fair value on a recurring basis using significant unobservable inputs Level(3)
Beginning Balance	6,908		7,770		1,647
Consolidation of VIEs			175
Merrill Lynch Acquisition					7,294
Gains (Losses) Included in Earnings	442		653		(262)
Gross Purchases	2,222
Gross Sales	(4,713)
Gross Settlements	(440)
Purchases, Issuances and Settlements			(1,659)		933
Gross Transfers into Level 3	75		396
Gross Transfers out of Level 3	(805)		(427)
Transfers into/(out of) Level 3					(1,842)
Balance December 31	3,689		6,908		7,770
Loans and leases [Member]
Reconciliation of all assets and liabilities measured at fair value on a recurring basis using significant unobservable inputs Level(3)
Beginning Balance	3,321	[4],[5]	4,936	[4]	5,413	[4]
Consolidation of VIEs	5,194	[4],[5]
Merrill Lynch Acquisition					2,452	[4]
Gains (Losses) Included in Earnings	(55)	[4],[5]	(89)	[4]	515	[4]
Gross Purchases	21	[4],[5]
Gross Sales	(2,644)	[4],[5]
Gross Issuances	3,118	[4],[5]
Gross Settlements	(1,830)	[4],[5]
Purchases, Issuances and Settlements			(1,526)	[4]	(3,718)	[4]
Gross Transfers into Level 3	5	[4],[5]
Gross Transfers out of Level 3	(4,386)	[4],[5]
Transfers into/(out of) Level 3					274	[4]
Balance December 31	2,744	[4],[5]	3,321	[4],[5]	4,936	[4]
Mortgage servicing rights [Member]
Reconciliation of all assets and liabilities measured at fair value on a recurring basis using significant unobservable inputs Level(3)
Beginning Balance	14,900	[5]	19,465		12,733
Merrill Lynch Acquisition					209
Gains (Losses) Included in Earnings	(5,661)	[5]	(4,321)		5,286
Gross Sales	(896)	[5]
Gross Issuances	1,656	[5]
Gross Settlements	(2,621)	[5]
Purchases, Issuances and Settlements			(244)		1,237
Balance December 31	7,378	[5]	14,900	[5]	19,465
Loans held-for-sale [Member]
Reconciliation of all assets and liabilities measured at fair value on a recurring basis using significant unobservable inputs Level(3)
Beginning Balance	4,140	[4]	6,942	[4]	3,382	[4]
Merrill Lynch Acquisition					3,872	[4]
Gains (Losses) Included in Earnings	36	[4]	482	[4]	678	[4]
Gross Purchases	157	[4]
Gross Sales	(483)	[4]
Gross Settlements	(961)	[4]
Purchases, Issuances and Settlements			(3,714)	[4]	(1,048)	[4]
Gross Transfers into Level 3	565	[4]	624	[4]
Gross Transfers out of Level 3	(67)	[4]	(194)	[4]
Transfers into/(out of) Level 3					58	[4]
Balance December 31	3,387	[4]	4,140	[4]	6,942	[4]
Other assets [Member]
Reconciliation of all assets and liabilities measured at fair value on a recurring basis using significant unobservable inputs Level(3)
Beginning Balance	6,922	[6]	7,821	[7]	4,157	[7]
Merrill Lynch Acquisition					2,696	[7]
Gains (Losses) Included in Earnings	140	[6]	1,946	[7]	1,273	[7]
Gross Purchases	1,932	[6]
Gross Sales	(2,391)	[6]
Gross Settlements	(768)	[6]
Purchases, Issuances and Settlements			(2,612)	[7]	(308)	[7]
Gross Transfers into Level 3	375	[6]
Gross Transfers out of Level 3	(1,975)	[6]	(299)	[7]
Transfers into/(out of) Level 3					3	[7]
Balance December 31	4,235	[6]	6,922	[6]	7,821	[7]
Trading Liabilities [Member]
Reconciliation of all assets and liabilities measured at fair value on a recurring basis using significant unobservable inputs Level(3)
Beginning Balance			(396)
Gains (Losses) Included in Earnings			18		(38)
Purchases, Issuances and Settlements			(6)		4
Gross Transfers into Level 3			(52)
Gross Transfers out of Level 3			(429)
Transfers into/(out of) Level 3					(362)
Balance December 31			(7)		(396)
Trading Liabilities [Member] | Corporate securities, trading loans and other [Member]
Reconciliation of all assets and liabilities measured at fair value on a recurring basis using significant unobservable inputs Level(3)
Beginning Balance	(7)		(10)
Gains (Losses) Included in Earnings	4		(5)
Gross Purchases	133
Gross Sales	(189)
Purchases, Issuances and Settlements			11		4
Gross Transfers into Level 3	(65)		(52)
Gross Transfers out of Level 3	(10)		(49)
Transfers into/(out of) Level 3					(14)
Balance December 31	(114)		(7)		(10)
Trading Liabilities [Member] | Non-U.S. sovereign debt [Member]
Reconciliation of all assets and liabilities measured at fair value on a recurring basis using significant unobservable inputs Level(3)
Beginning Balance			(386)
Gains (Losses) Included in Earnings			23		(38)
Purchases, Issuances and Settlements			(17)
Gross Transfers out of Level 3			(380)
Transfers into/(out of) Level 3					(348)
Balance December 31					(386)
Short-term Debt [Member]
Reconciliation of all assets and liabilities measured at fair value on a recurring basis using significant unobservable inputs Level(3)
Beginning Balance	(706)	[4]	(707)	[4]	(816)	[4]
Gains (Losses) Included in Earnings	(30)	[4]	(95)	[4]	(11)	[4]
Gross Settlements	86	[4]
Purchases, Issuances and Settlements			96	[4]	120	[4]
Gross Transfers out of Level 3	(650)	[4]
Balance December 31			(706)	[4]	(707)	[4]
Accrued Liabilities [Member]
Reconciliation of all assets and liabilities measured at fair value on a recurring basis using significant unobservable inputs Level(3)
Beginning Balance	(828)	[4]	(891)	[4]	(1,124)	[4]
Merrill Lynch Acquisition					(1,337)	[4]
Gains (Losses) Included in Earnings	61	[4]	146	[4]	1,396	[4]
Gross Sales	(2)	[4]
Gross Issuances	(9)	[4]
Gross Settlements	3	[4]
Purchases, Issuances and Settlements			(83)	[4]	174	[4]
Gross Transfers out of Level 3	(761)	[4]
Balance December 31	(14)	[4]	(828)	[4]	(891)	[4]
Long-term Debt [Member]
Reconciliation of all assets and liabilities measured at fair value on a recurring basis using significant unobservable inputs Level(3)
Beginning Balance	(2,986)	[4]	(4,660)	[4]
Merrill Lynch Acquisition					(7,481)	[4]
Gains (Losses) Included in Earnings	(188)	[4]	697	[4]	(2,310)	[4]
Gross Purchases	520	[4]
Gross Sales	(72)	[4]
Gross Issuances	(520)	[4]
Gross Settlements	838	[4]
Purchases, Issuances and Settlements			1,074	[4]	830	[4]
Gross Transfers into Level 3	(2,111)	[4]	(1,881)	[4]
Gross Transfers out of Level 3	(1,576)	[4]	(1,784)	[4]
Transfers into/(out of) Level 3					4,301	[4]
Balance December 31	(2,943)	[4]	(2,986)	[4]	(4,660)	[4]
Reclass [Member] | Trading Account Assets [Member]
Reconciliation of all assets and liabilities measured at fair value on a recurring basis using significant unobservable inputs Level(3)
Balance December 31			15,525
Reclass [Member] | Equity Securities [Member]
Reconciliation of all assets and liabilities measured at fair value on a recurring basis using significant unobservable inputs Level(3)
Balance December 31			623
Reclass [Member] | Other assets [Member]
Reconciliation of all assets and liabilities measured at fair value on a recurring basis using significant unobservable inputs Level(3)
Balance December 31			$ 6,856	[7]

[1]	Net derivatives at December 31, 2011 include derivative assets of $14.4 billion and derivative liabilities of $8.5 billion.
[2]	Net derivatives at December 31, 2009 include derivative assets of $23.0 billion and derivative liabilities of $15.2 billion.
[3]	Net derivatives at December 31, 2010 include derivative assets of $18.8 billion and derivative liabilities of $11.0 billion.
[4]	Amounts represent items that are accounted for under the fair value option.
[5]	Issuances represent loan originations and mortgage servicing rights retained following securitizations or whole loan sales.
[6]	Other assets is primarily comprised of net monoline exposure to a single counterparty and private equity investments.
[7]	Other assets is primarily comprised of AFS marketable equity securities.